Schedule of disaggregated by the timing of revenue recognition (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Point in time	$ 4,294,931	$ 2,032,084	$ 3,553,341
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Over time	1,613,050	1,741,240	1,133,584
Robots [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Point in time	3,684,257	1,031,350	3,385,605
Robots [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Over time	743,112	504,433	248,135
Facilities Management Software [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Point in time	610,674	1,000,734	167,736
Facilities Management Software [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Over time	$ 869,938	$ 1,236,807	$ 885,449